CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues:
Net revenues		¥ 4,665,967	$ 657,188	¥ 2,262,983	¥ 2,147,577
Operating costs and expenses:
Selling and marketing expenses		(469,595)	(66,141)	(139,929)	(124,210)
General and administrative expenses		(451,470)	(63,588)	(350,009)	(197,064)
Technology and development expenses		(77,288)	(10,886)	(66,182)	(52,121)
Pre-opening expenses | ¥					(17,595)
Total operating costs and expenses		(3,825,112)	(538,756)	(2,136,117)	(1,973,892)
Other operating income		83,179	11,716	38,094	22,371
Income from operations		924,034	130,148	164,960	196,056
Interest income		29,569	4,165	14,456	6,722
Gain from short-term investments		34,519	4,862	8,455	8,745
Interest expense		(5,005)	(705)	(6,501)	(7,937)
Other (expenses) income, net		(1,024)	(145)	(814)	301
Income before income tax		982,093	138,325	180,556	203,887
Income tax expense		(243,036)	(34,231)	(84,474)	(64,217)
Net income		739,057	104,094	96,082	139,670
Less: net income (loss) attributable to non-controlling interests		1,920	270	(2,017)	(5,384)
Net income attributable to the Company		737,137	103,824	98,099	145,054
Less: accretion of redeemable Class A ordinary shares | ¥	[1]				(15,115)
Net income available to shareholders of the Company		737,137	103,824	98,099	129,939
Net income		739,057	104,094	96,082	139,670
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil income taxes		15,634	2,202	(1,918)	(8,947)
Other comprehensive income (loss), net of income taxes		15,634	2,202	(1,918)	(8,947)
Total comprehensive income		754,691	106,296	94,164	130,723
Comprehensive income (loss) attributable to non-controlling interests		1,920	270	(2,017)	(5,384)
Comprehensive income attributable to the Company		¥ 752,771	$ 106,026	¥ 96,181	¥ 136,107
Net income per ordinary share - Basic (in RMB or USD per share) | (per share)		¥ 1.82	$ 0.26	¥ 0.26	¥ 0.40
Net income per ordinary share - Diluted (in RMB or USD per share) | (per share)		¥ 1.78	$ 0.25	¥ 0.26	¥ 0.40
Weighted average ordinary shares used in calculating net income per ordinary share - Basic (in shares) | shares		405,628,647	405,628,647	379,321,522	323,163,367
Weighted average ordinary shares used in calculating net income per ordinary share - Diluted (in shares) | shares		414,823,302	414,823,302	381,598,689	323,163,367
Hotel
Operating costs and expenses:
Operating costs		¥ (2,240,890)	$ (315,623)	¥ (1,393,312)	¥ (1,419,578)
Manachised hotels
Revenues:
Net revenues		2,705,609	381,077	1,360,843	1,220,301
Leased hotels
Revenues:
Net revenues		840,044	118,318	552,929	630,238
Retail
Revenues:
Net revenues		971,931	136,894	253,607	191,596
Operating costs and expenses:
Operating costs		(513,326)	(72,300)	(151,815)	(121,365)
Others
Revenues:
Net revenues		148,383	20,899	95,604	105,442
Operating costs and expenses:
Operating costs		¥ (72,543)	$ (10,218)	¥ (34,870)	¥ (41,959)

[1]	Represent Series C shares of Atour Shanghai prior to Restructuring (see Note 13)